Subsequent Events - Additional Information (Details) - USD ($)						6 Months Ended
	Jul. 19, 2023	Jul. 18, 2023	Jul. 14, 2023	Apr. 19, 2023	Oct. 28, 2021	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Price per share				$ 4			$ 16
Net proceeds from offering					$ 24,547,086	$ 6,431,615
Public Offering
Subsequent Event [Line Items]
Number of shares issued				1,850,000
Price per share				$ 4
Gross proceeds from offering				$ 7,400,000
Net proceeds from offering				6,400,000
Maestro Health LLC | Debt Seller
Subsequent Event [Line Items]
Payment on net proceeds of offering until such time as purchase price paid in full				$ 2,294,751
Percentage of payment on net proceeds of offering until such time as purchase price paid in full				35.00%
Subsequent Event | Chairman of Board of Directors
Subsequent Event [Line Items]
Annualized base salary			$ 168,000
Annual compensation			$ 180,000
Subsequent Event | Maestro Health LLC | Debt Seller
Subsequent Event [Line Items]
Percentage of payment on net proceeds of offering due amount as purchase price to be paid		50.00%
Payment on net proceeds of offering due amount as purchase price to be paid	$ 1,147,376